Finance debt	6 Months Ended
Jun. 30, 2025
Finance Debt
Finance debt

23.	Finance debt
23.1.	Balance by type of finance debt

In Brazil	06.30.2025	12.31.2024
Banking market	4,658	2,828
Capital market	3,034	2,225
Development banks (1)	556	508
Others	2	2
Total	8,250	5,563
Abroad
Banking market	3,641	3,691
Capital market	12,427	12,265
Export credit agency	1,347	1,508
Others	126	135
Total	17,541	17,599
Total finance debt	25,791	23,162
Current	2,475	2,566
Non-current	23,316	20,596
(1) It includes BNDES.

Current finance debt is composed of:

	06.30.2025	12.31.2024
Short-term debt	14	10
Current portion of long-term debt	1,987	2,132
Accrued interest on short and long-term debt	474	424
Total	2,475	2,566

The capital market balance is mainly composed of US$ 11,823 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 2,046 in debentures and US$ 896 in commercial notes issued by Petrobras in reais in Brazil.

The balance in global notes has maturities between 2026 to 2115 and does not require collateral. Such financing was carried out in dollars and pounds, 92% and 8%, of the total global notes, respectively.

The debentures and the commercial notes, with maturities between 2026 and 2045, do not require collateral and are not convertible into shares or equity interests.

On June 30, 2025, there were no default, breach of covenants or adverse changes in clauses that would result in changes to the payment terms of loan and financing agreements. There was no change in the guarantees required in relation to December 31, 2024. Petrobras fully, unconditionally and irrevocably guarantees its global notes issued in the capital markets by its wholly-owned subsidiary PGF and the loan agreements of its wholly-owned subsidiary PGT.

23.2.	Changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2024	5,563	17,599	23,162
Proceeds from finance debt	1,943	1,129	3,072
Repayment of principal (1)	(211)	(1,342)	(1,553)
Repayment of interest (1)	(267)	(590)	(857)
Accrued interest (2)	357	586	943
Foreign exchange/ inflation indexation charges	18	(48)	(30)
Translation adjustment	848	206	1,054
Balance at June 30, 2025	8,251	17,540	25,791

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	557	10	567
Repayment of principal (1)	(158)	(2,177)	(2,335)
Repayment of interest (1)	(203)	(795)	(998)
Accrued interest (2)	240	774	1,014
Foreign exchange/ inflation indexation charges	110	300	410
Translation adjustment	(800)	(338)	(1,138)
Balance at June 30, 2024	5,836	20,485	26,321
(1) It includes pre-payments.
(2) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

23.3.	Reconciliation with cash flows from financing activities

			Jan-Jun/2025			Jan-Jun/2024
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	3,072	(1,553)	(857)	567	(2,335)	(998)
Deposits linked to finance debt (1)		6	1		17	3
Net cash used in financing activities	3,072	(1,547)	(856)	567	(2,318)	(995)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

In the six-month period ended June 30, 2025 the Company:

•	repaid several finance debts, in the amount of US$ 2,403; and
•	raised US$ 3,072, notably: (i) public offering of debentures, in the amount of USS$ 516, with maturities in 2035, 2040, and 2045; (ii) proceeds in the domestic banking market, in the amount of US$ 1,417; and (iii) proceeds in the international banking market, in the amount of US$ 1,122.
23.4.	Summarized information on current and non-current finance debt

Maturity in	2025	2026	2027	2028	2029	2030 onwards	Total (1)	Fair Value

Financing in U.S. Dollars:	855	1,465	2,146	1,555	720	9,004	15,745	15,567
Floating rate debt (2)	622	1,121	1,468	524	144	921	4,800
Fixed rate debt	233	344	678	1,031	576	8,083	10,945
Average interest rate p.a.	6.3%	6.5%	6.0%	5.7%	6.2%	6.6%	6.5%
Financing in Brazilian Reais):	196	494	134	137	955	6,037	7,953	7,401
Floating rate debt (3)	145	128	31	31	31	5,496	5,862
Fixed rate debt	51	366	103	106	924	541	2,091
Average interest rate p.a.	10.5%	10.6%	9.7%	9.9%	10.3%	8.3%	9.4%
Financing in Euro:	−	9	−	145	26	424	604	609
Fixed rate debt	−	9	−	145	26	424	604
Average interest rate p.a.	−	4.6%	−	4.6%	4.7%	4.7%	4.6%
Financing in Pound Sterling:	16	17	−	−	403	566	1,002	986
Fixed rate debt	16	17	−	−	403	566	1,002
Average interest rate p.a.	6.1%	6.1%	−	−	6.1%	6.6%	6.3%
Financing in Renminbi:	2	5	5	5	5	465	487	472
Floating rate debt	2	5	5	5	5	465	487
Average interest rate p.a.	3.1%	3.1%	3.0%	3.0%	2.9%	3.1%	0.0%
Total as of June 30, 2025	1,069	1,990	2,285	1,842	2,109	16,496	25,791	25,035
Average interest rate	7.4%	7.6%	7.1%	7.1%	7.7%	6.8%	6.8%
Total as of December 31, 2024	2,566	1,864	2,264	1,791	1,780	12,897	23,162	22,213
Average interest rate	7.0%	7.4%	7.1%	6.9%	7.3%	6.6%	6.8%
(1) The average maturity of outstanding debt as of June 30, 2025 is 11.92 years (12.52 years as of December 31, 2024).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

•	Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 11,584 as of June 30, 2025 (US$ 11,174 of December 31, 2024); and
•	Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 13,451 as of June 30, 2025 (US$ 11,039 as of December 31, 2024).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 26.4.1.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2025	2026	2027	2028	2029	2030 and thereafter	06.30.2025	12.31.2024
Principal	639	2,005	2,335	1,944	2,159	17,009	26,091	23,473
Interest	952	1,942	1,742	1,560	1,508	15,210	22,915	20,388
Total (1)	1,591	3,947	4,077	3,504	3,667	32,219	49,006	43,861
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 24.

23.5.	Lines of credit

						06.30.2025
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras (2)	Banco do Brasil	3/23/2018	9/26/2030	641	−	641
Petrobras (3)	Banco do Brasil	10/4/2018	9/4/2029	733	−	733
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	60	−	60
Total				1,434	−	1,434
(1) On April 08, 2024, the Revolving Credit Facility was reduced to US$ 4,110 compared to the US$ 5,000 contracted in 2021. Thus, US$ 5,000 will be available for withdrawal until November 16, 2026 and US$ 4,110 from November 16, 2026, to November 16, 2028.
(2) On December 27, 2024, the credit line agreement with Banco do Brasil for US$ 366 (R$ 2 billion) was amended, extending the term to October 26, 2030. On April 3, 2025, a new amendment was approved, increasing the credit line amount from US$ 366 (R$ 2 billion) to US$ 641 (R$ 3.5 billion).
(3) On June 18, 2024, the credit line with Banco do Brasil was renewed, extending its term to September 4, 2029, and increasing its amount from US$ 366 (R$ 2 billion) to US$ 733 (R$ 4 billion).